Cash flow information	12 Months Ended
Dec. 31, 2024
Cash flow information
Cash flow information

36   Cash flow information

(a)	Cash used in operations

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income tax	(990,173)	(361,714)	(39,839)
Depreciation and amortization	281,430	201,341	106,898
Net impairment losses on financial and contract assets	33,639	53,950	42,111
Net impairment losses on intangible assets	10,208	5,851	134,293
Losses/(gains) on disposal of property and equipment and intangible asset	14,490	6,058	(3,485)
Share-based payments expenses (Note 28)	13,361	14,497	1,158
Net gain on derivatives (Note 9)	(262,769)	(30,592)	(25,598)
Net gain on financial assets at fair value through profit or loss (Note 9)	(30,687)	(20,007)	(14,140)
Share of gain of associate and joint venture (Note 16)	(24,852)	(4,607)	—
Impairment charges on associate (Note 16)	10,998	7,157	—
Gain on disposal of subsidiaries (Note12)	—	—	(260,137)
Remeasurement of redemption liability (Note 9)	(37,874)	—	—
Finance costs	35,168	19,535	12,501
Interest from investing activities	(6,646)	(26,252)	(9,163)
Exchange losses (Note 9)	312,843	11,171	7,809
Changes in working capital:
Trade receivables	(63,884)	185,745	178,963
Contract assets	106,135	29,276	27,362
Prepayments and other receivables	(335,419)	165,244	555,417
Trade and other payable	106,952	(817,507)	(785,342)
Contract liabilities	13,365	(30,938)	(27,242)
Customer deposits	579,012	332,031	149,339
Other financial liabilities from virtual bank	89,327	(34,954)	(54,373)
Financial assets measured at amortized cost from virtual bank	13,341	(3,098)	(723)
Financial assets measured at fair value through other comprehensive income from virtual bank	(504,942)	(294,583)	(206,249)
Payroll and welfare payables	(83,809)	(45,350)	(60,894)
	(720,786)	(637,746)	(271,334)

(b)	Non-cash investing and financing activities

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Acquisition of right‑of‑use properties by leasing (Note 14)	76,534	21,612	58,238

36	Cash flow information (Continued)
(c)	Reconciliation of cash and liquid investments and gross debt

This section sets out an analysis of cash and liquid investments and gross debt as of December 31, 2023 and 2024 and the movements in cash and liquid investments and gross debt for the years ended December 31, 2022, 2023 and 2024.

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Restricted cash and time deposits over three months	447,564	51,940
Cash and cash equivalents	1,379,473	1,947,922
Financial assets at fair value through profit or loss	925,204	455,016
Lease liabilities (Note 19)	(51,224)	(24,405)
—due within one year	(22,941)	(13,735)
—due after one year	(28,283)	(10,670)
Borrowings — repayable within one year	(251,732)	(19,160)
	2,449,285	2,411,313

Cash and liquid investments	2,752,241	2,454,878
Gross debt - fixed interest rates	(302,956)	(43,565)
	2,449,285	2,411,313

			Financial
			assets at
			fair value	Liabilities from
			through	financing activities
	Restricted	Cash and cash	profit or	Lease
	cash (ii)	equivalents	loss	liabilities	Borrowings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at January 1, 2022	1,060,427	1,399,370	2,071,653	(154,890)	(815,260)	3,561,300

Cash flows	(788,828)	433,119	(1,411,713)	76,734	543,501	(1,147,187)
Acquisition of right-of-use assets	—	—	—	(76,534)	—	(76,534)
Other Changes (i)	72,215	75,287	30,687	63,107	(17,303)	223,993
As at December 31, 2022	343,814	1,907,776	690,627	(91,583)	(289,062)	2,561,572

Cash flows	77,533	(543,432)	214,570	60,922	49,403	(141,004)
Acquisition of right-of-use assets	—	—	—	(21,612)	—	(21,612)
Other Changes (i)	26,217	15,129	20,007	1,049	(12,073)	50,329
As at December 31, 2023	447,564	1,379,473	925,204	(51,224)	(251,732)	2,449,285

Cash flows	385,374	547,155	(484,327)	36,259	243,064	727,525
Acquisition of right-of-use assets	—	—	—	(58,238)	—	(58,238)
Other Changes (i)	(780,998)	21,294	14,139	48,798	(10,492)	(707,259)
As at December 31, 2024	51,940	1,947,922	455,016	(24,405)	(19,160)	2,411,313
(i)	Other changes include accrued interests, disposal, foreign currency translation differences and other non-cash movements.
(ii)	Cash flows include restricted cash and time deposits over three months movements recognized in cash flows generated from or used in operating activities and investing activities.